Allowances For Credit Losses And Investment in Financing Receivables (Detail) - Non Trade Receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for credit losses:
Beginning balance	$ 20	$ 18
Provision	13	2
Ending balance	33	20
Ending balance collectively evaluated for impairment	33	20
Financing receivables:
Ending balance	91	80
Ending balance collectively evaluated for impairment	$ 91	$ 80